Consolidated statements of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Statement of cash flows [abstract]
Cash and cash equivalents at beginning of period	[1]	€ 1,939		€ 2,334		€ 1,766
Net income	[1]	1,097	[2]	1,870		1,491
Results of discontinued operations, net of income taxes	[1],[3]	(213)		843	[4]	660	[4]
Depreciation, amortization, and impairment of fixed assets	[1]	1,089		1,025		976
Impairment of goodwill and other non-current financial assets	[1]	1		15		24
Net gain on sale of assets	[1]	(71)		(107)		(3)
Interest income	[1]	(31)		(40)		(43)
Interest expense on debt, borrowings, and other liabilities	[1]	165		186		294
Income taxes	[1]	193		349		203
Investments in associates, net of income taxes	[1]	2				(11)
Decrease (increase) in working capital	[1]	179		(101)		(131)
Decrease (increase) in receivables and other current assets	[1]	(97)		64		(89)
Decrease (Increase) in inventories	[1]	(394)		(144)		(63)
Increase (decrease) in accounts payable, accrued and other current liabilities	[1]	311		181		283
Decrease (increase) in non-current receivables, other assets and other liabilities	[1]	(49)		(358)		(160)
Increase (decrease) in provisions	[1]	(271)		(252)		(647)
Other items	[1]	37		377		76
Interest paid	[1]	170		215		296
Interest received	[1]	35		40		42
Dividends received from investments in associates	[1]	20		6		48
Income taxes paid	[1]	(301)		(284)		(295)
Net cash provided by (used for) operating activities	[1]	1,780		1,870		1,170
Net capital expenditures	[1]	(796)		(685)		(741)
Purchase of intangible assets	[1]	(123)		(106)		(95)
Expenditures on development assets	[1]	(298)		(333)		(301)
Capital expenditures on property, plant and equipment	[1]	(422)		(420)		(360)
Proceeds from sales of property, plant and equipment	[1]	46		175		15
Net proceeds from (cash used for) derivatives and current financial assets	[1]	(175)		(198)		(117)
Purchase of other non-current financial assets	[1]	(34)		(42)		(53)
Proceeds from other non-current financial assets	[1]	77		6		14
Purchase of businesses, net of cash acquired	[1]	(628)		(2,344)		(197)
Net proceeds from sale of interests in businesses, net of cash disposed of	[1]	70		64
Net cash provided by (used for) for investing activities	[1]	(1,486)		(3,199)		(1,092)
Proceeds from issuance (payments) of short-term debt	[1]	34		12		(1,377)
Principal payments on short-term portion of long-term debt	[1]	(1,161)		(1,332)		(357)
Proceeds from issuance of long-term debt	[1]	1,287		1,115		123
Re-issuance of treasury shares	[1]	94		227		80
Purchase of treasury shares	[1]	(1,042)		(642)		(606)
Proceeds from sale of Signify (Philips Lighting) shares	[1]			1,065		863
Transaction costs paid for sale of Signify (Philips Lighting) shares	[1]			(5)		(38)
Dividends paid to shareholders of Koninklijke Philips N.V.	[1]	(401)		(384)		(330)
Dividends paid to non-controlling interests	[1]	(3)		(2)		(2)
Net cash provided by (used for) financing activities	[1]	(1,192)		55		(1,643)
Net cash provided by (used for) continuing operations	[1]	(898)		(1,274)		(1,566)
Net cash provided by (used for) discontinued operations	[1]	647		1,063		2,151
Net cash provided by (used for) continuing and discontinued operations	[1]	(251)		(211)		585
Effect of changes in exchange rates on cash and cash equivalents	[1]	0		(184)		(17)
Cash and cash equivalents at end of period	[1]	€ 1,688		€ 1,939		€ 2,334

[1]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[3]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[4]	During 2018, an error was identified in certain non-controlling interests and EPS calculations for 2016 and 2017 respectively. Reference is made to the Significant accounting policies.